Cash and cash equivalents	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
Cash and cash equivalents
Included in cash and cash equivalents as of December 31, 2016 and 2015 is $25.4 million and $20.1 million, respectively, of short-term deposits with original maturities of less than three months.